Retirement Benefits (Narrative) (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Retirement Benefits [Line Items]
Gain on curtailment of other postretirement benefit plans	$ 0	$ 0	$ 15
ETP [Member]
Retirement Benefits [Line Items]
Defined Contribution Plan, Cost Recognized	59	$ 47	$ 30
Sunoco [Member]
Retirement Benefits [Line Items]
Other Postretirement Defined Benefit Plan, Liabilities, Noncurrent	200
Other Postretirement Benefits
Retirement Benefits [Line Items]
Defined Benefit Plan, Expected Future Benefit Payments, Next Twelve Months	$ 10